Financial instruments (Details 16) (Recurring basis, CHF) In Millions, unless otherwise specified													12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended												12 Months Ended						12 Months Ended			12 Months Ended									12 Months Ended			12 Months Ended																				12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended												12 Months Ended						12 Months Ended			12 Months Ended									12 Months Ended			12 Months Ended
	Dec. 31, 2011 Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	Dec. 31, 2010 Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	Dec. 31, 2012 Obligation to return securities received as collateral	Dec. 31, 2011 Obligation to return securities received as collateral	Dec. 31, 2010 Obligation to return securities received as collateral	Dec. 31, 2012 Trading Liabilities	Dec. 31, 2011 Trading Liabilities	Dec. 31, 2010 Trading Liabilities	Dec. 31, 2012 Trading Liabilities Interest rate derivatives	Dec. 31, 2011 Trading Liabilities Interest rate derivatives	Dec. 31, 2010 Trading Liabilities Interest rate derivatives	Dec. 31, 2012 Trading Liabilities Interest rate derivatives Option model	Dec. 31, 2012 Trading Liabilities Interest rate derivatives Option model Minimum	Dec. 31, 2012 Trading Liabilities Interest rate derivatives Option model Maximum	Dec. 31, 2012 Trading Liabilities Foreign exchange derivatives	Dec. 31, 2011 Trading Liabilities Foreign exchange derivatives	Dec. 31, 2010 Trading Liabilities Foreign exchange derivatives	Dec. 31, 2012 Trading Liabilities Foreign exchange derivatives Option model	Dec. 31, 2012 Trading Liabilities Foreign exchange derivatives Option model Minimum	Dec. 31, 2012 Trading Liabilities Foreign exchange derivatives Option model Maximum	Dec. 31, 2012 Trading Liabilities Equity/index-related derivatives	Dec. 31, 2011 Trading Liabilities Equity/index-related derivatives	Dec. 31, 2010 Trading Liabilities Equity/index-related derivatives	Dec. 31, 2012 Trading Liabilities Equity/index-related derivatives Option model	Dec. 31, 2012 Trading Liabilities Equity/index-related derivatives Option model Minimum	Dec. 31, 2012 Trading Liabilities Equity/index-related derivatives Option model Maximum	Dec. 31, 2012 Trading Liabilities Credit derivatives	Dec. 31, 2011 Trading Liabilities Credit derivatives	Dec. 31, 2010 Trading Liabilities Credit derivatives	Dec. 31, 2012 Trading Liabilities Credit derivatives Discounted cash flow	Dec. 31, 2012 Trading Liabilities Credit derivatives Discounted cash flow Minimum	Dec. 31, 2012 Trading Liabilities Credit derivatives Discounted cash flow Maximum	Dec. 31, 2012 Short-term borrowings.	Dec. 31, 2011 Short-term borrowings.	Dec. 31, 2010 Short-term borrowings.	Dec. 31, 2012 Long-term debt	Dec. 31, 2011 Long-term debt	Dec. 31, 2010 Long-term debt	Dec. 31, 2012 Long-term debt Long-term debt - of which structured notes over two years	Dec. 31, 2011 Long-term debt Long-term debt - of which structured notes over two years	Dec. 31, 2010 Long-term debt Long-term debt - of which structured notes over two years	Dec. 31, 2012 Long-term debt Long-term debt - of which structured notes over two years Option model	Dec. 31, 2012 Long-term debt Long-term debt - of which structured notes over two years Option model Minimum	Dec. 31, 2012 Long-term debt Long-term debt - of which structured notes over two years Option model Maximum	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities	Dec. 31, 2011 Long-term debt Long-term debt - of which nonrecourse liabilities	Dec. 31, 2010 Long-term debt Long-term debt - of which nonrecourse liabilities	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Minimum	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Maximum	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Minimum	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Maximum	Dec. 31, 2012 Other liabilities:	Dec. 31, 2011 Other liabilities:	Dec. 31, 2010 Other liabilities:	Dec. 31, 2012 Other liabilities: Other liabilities - of which failed sales	Dec. 31, 2011 Other liabilities: Other liabilities - of which failed sales	Dec. 31, 2010 Other liabilities: Other liabilities - of which failed sales	Dec. 31, 2012 Other liabilities: Other liabilities - of which failed sales Discounted cash flow	Dec. 31, 2012 Other liabilities: Other liabilities - of which failed sales Discounted cash flow Minimum	Dec. 31, 2012 Other liabilities: Other liabilities - of which failed sales Discounted cash flow Maximum	Dec. 31, 2012 Other liabilities: Other liabilities - of which failed sales Market comparable	Dec. 31, 2012 Other liabilities: Other liabilities - of which failed sales Market comparable Minimum	Dec. 31, 2012 Other liabilities: Other liabilities - of which failed sales Market comparable Maximum	Dec. 31, 2012 Liabilities:	Dec. 31, 2011 Liabilities:	Dec. 31, 2010 Liabilities:	Dec. 31, 2012 Due to banks and customer deposits	Dec. 31, 2011 Due to banks and customer deposits	Dec. 31, 2012 Bank Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	Dec. 31, 2011 Bank Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	Dec. 31, 2010 Bank Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	Dec. 31, 2012 Bank Obligation to return securities received as collateral	Dec. 31, 2011 Bank Obligation to return securities received as collateral	Dec. 31, 2010 Bank Obligation to return securities received as collateral	Dec. 31, 2012 Bank Trading Liabilities	Dec. 31, 2011 Bank Trading Liabilities	Dec. 31, 2010 Bank Trading Liabilities	Dec. 31, 2012 Bank Trading Liabilities Interest rate derivatives	Dec. 31, 2011 Bank Trading Liabilities Interest rate derivatives	Dec. 31, 2010 Bank Trading Liabilities Interest rate derivatives	Dec. 31, 2012 Bank Trading Liabilities Interest rate derivatives Option model	Dec. 31, 2012 Bank Trading Liabilities Interest rate derivatives Option model Minimum	Dec. 31, 2012 Bank Trading Liabilities Interest rate derivatives Option model Maximum	Dec. 31, 2012 Bank Trading Liabilities Foreign exchange derivatives	Dec. 31, 2011 Bank Trading Liabilities Foreign exchange derivatives	Dec. 31, 2010 Bank Trading Liabilities Foreign exchange derivatives	Dec. 31, 2012 Bank Trading Liabilities Foreign exchange derivatives Option model	Dec. 31, 2012 Bank Trading Liabilities Foreign exchange derivatives Option model Minimum	Dec. 31, 2012 Bank Trading Liabilities Foreign exchange derivatives Option model Maximum	Dec. 31, 2012 Bank Trading Liabilities Equity/index-related derivatives	Dec. 31, 2011 Bank Trading Liabilities Equity/index-related derivatives	Dec. 31, 2010 Bank Trading Liabilities Equity/index-related derivatives	Dec. 31, 2012 Bank Trading Liabilities Equity/index-related derivatives Option model	Dec. 31, 2012 Bank Trading Liabilities Equity/index-related derivatives Option model Minimum	Dec. 31, 2012 Bank Trading Liabilities Equity/index-related derivatives Option model Maximum	Dec. 31, 2012 Bank Trading Liabilities Credit derivatives	Dec. 31, 2011 Bank Trading Liabilities Credit derivatives	Dec. 31, 2010 Bank Trading Liabilities Credit derivatives	Dec. 31, 2012 Bank Trading Liabilities Credit derivatives Discounted cash flow	Dec. 31, 2012 Bank Trading Liabilities Credit derivatives Discounted cash flow Minimum	Dec. 31, 2012 Bank Trading Liabilities Credit derivatives Discounted cash flow Maximum	Dec. 31, 2012 Bank Short-term borrowings.	Dec. 31, 2011 Bank Short-term borrowings.	Dec. 31, 2010 Bank Short-term borrowings.	Dec. 31, 2012 Bank Long-term debt	Dec. 31, 2011 Bank Long-term debt	Dec. 31, 2010 Bank Long-term debt	Dec. 31, 2012 Bank Long-term debt Long-term debt - of which structured notes over two years	Dec. 31, 2011 Bank Long-term debt Long-term debt - of which structured notes over two years	Dec. 31, 2010 Bank Long-term debt Long-term debt - of which structured notes over two years	Dec. 31, 2012 Bank Long-term debt Long-term debt - of which structured notes over two years Option model	Dec. 31, 2012 Bank Long-term debt Long-term debt - of which structured notes over two years Option model Minimum	Dec. 31, 2012 Bank Long-term debt Long-term debt - of which structured notes over two years Option model Maximum	Dec. 31, 2012 Bank Long-term debt Long-term debt - of which nonrecourse liabilities	Dec. 31, 2011 Bank Long-term debt Long-term debt - of which nonrecourse liabilities	Dec. 31, 2010 Bank Long-term debt Long-term debt - of which nonrecourse liabilities	Dec. 31, 2012 Bank Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price	Dec. 31, 2012 Bank Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Minimum	Dec. 31, 2012 Bank Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Maximum	Dec. 31, 2012 Bank Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable	Dec. 31, 2012 Bank Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Minimum	Dec. 31, 2012 Bank Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Maximum	Dec. 31, 2012 Bank Other liabilities:	Dec. 31, 2011 Bank Other liabilities:	Dec. 31, 2010 Bank Other liabilities:	Dec. 31, 2012 Bank Other liabilities: Other liabilities - of which failed sales	Dec. 31, 2011 Bank Other liabilities: Other liabilities - of which failed sales	Dec. 31, 2010 Bank Other liabilities: Other liabilities - of which failed sales	Dec. 31, 2012 Bank Other liabilities: Other liabilities - of which failed sales Discounted cash flow	Dec. 31, 2012 Bank Other liabilities: Other liabilities - of which failed sales Discounted cash flow Minimum	Dec. 31, 2012 Bank Other liabilities: Other liabilities - of which failed sales Discounted cash flow Maximum	Dec. 31, 2012 Bank Other liabilities: Other liabilities - of which failed sales Market comparable	Dec. 31, 2012 Bank Other liabilities: Other liabilities - of which failed sales Market comparable Minimum	Dec. 31, 2012 Bank Other liabilities: Other liabilities - of which failed sales Market comparable Maximum	Dec. 31, 2012 Bank Liabilities:	Dec. 31, 2011 Bank Liabilities:	Dec. 31, 2010 Bank Liabilities:	Dec. 31, 2012 Bank Due to banks and customer deposits	Dec. 31, 2011 Bank Due to banks and customer deposits
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	0	507	0	193	0	5,356	7,343	9,200	1,357	1,588	1,341	1,357			1,648	2,836	2,941	1,648			1,003	1,022	2,940	1,003			819	1,520	1,256	819			124	236	123	10,098	12,715	16,797	6,189	7,576	9,488	6,189			2,551	3,585	6,825	2,255			230			2,848	3,891	3,734	1,160	1,909	1,849	290			646			18,451	24,378	30,361	25	0	0	0	507	0	193	0	5,356	7,343	9,201	1,357	1,588	1,342	1,357			1,648	2,836	2,940	1,648			1,003	1,022	2,939	1,003			819	1,520	1,255	819			124	236	123	10,098	12,715	16,798	6,189	7,576	9,486	6,189			2,551	3,585	6,825	2,255			230			2,847	3,890	3,733	1,160	1,909	1,848	290			646			18,450	24,377	30,362	25	0
Unobservable input
Basis spread (in bp)													(28)	54																																																																						(28)	54
Buyback probability (in %)																									50.00%	100.00%																	50.00%	100.00%																																																				50.00%	100.00%																	50.00%	100.00%
Correlation (in %)													17.00%	100.00%					(10.00%)	70.00%					(87.00%)	97.00%					0.00%	47.00%											(87.00%)	97.00%																																								17.00%	100.00%					(10.00%)	70.00%					(87.00%)	97.00%					0.00%	47.00%											(87.00%)	97.00%
Credit spread (in bp)																															0	5,843																													0	1,532																																								0	5,843																													0	1,532
Gap risk (in %)																									0.00%	4.00%																	0.00%	12.00%																																																				0.00%	4.00%																	0.00%	12.00%
Mean reversion (in %)													(33.00%)	5.00%																																																																						(33.00%)	5.00%
Prepayment rate (in %)													4.00%	45.00%					4.00%	22.00%											0.00%	40.00%																																																				4.00%	45.00%					4.00%	22.00%											0.00%	40.00%
Price (in %)																																																	0.00%	103.00%		0.00%	87.00%											0.00%	100.00%																																																							0.00%	103.00%		0.00%	87.00%											0.00%	100.00%
Recovery rate (in %)																															0.00%	77.00%																																																																						0.00%	77.00%
Skew (in %)																									56.00%	128.00%																																																																						56.00%	128.00%
Volatility (in %)																									2.00%	157.00%																	2.00%	157.00%																																																				2.00%	157.00%																	2.00%	157.00%
Discount rate (in %)																															2.00%	35.00%																																																																						2.00%	35.00%
Default rate (in %)																															0.00%	25.00%																																																																						0.00%	25.00%
Loss severity (in %)																															0.00%	100.00%																																																																						0.00%	100.00%